DEPOSITS	12 Months Ended
Dec. 31, 2011
DEPOSITS
NOTE 6 - DEPOSITS

The aggregate amount of time deposit accounts in denominations of $100,000 or more as of December 31, 2011 and 2010 was $34,600,618 and $32,242,306, respectively.

For time deposits as of December 31, 2011, the scheduled maturities for years ended December 31 are:

2012	$59,805,913
2013	7,550,559
2014	4,289,573
2015	3,815,700
2016	1,219,324
Total	$76,681,069

As of December 31, 2011, The Bank has one depositor with total deposits of $26,357,717 or 7.64% of the Company’s total deposits.